Notes to the interim condensed consolidated statement of financial position - Royalty Certificates liabilities (Details) - EUR (€) € in Millions	Jul. 18, 2024	Jun. 30, 2025	Dec. 31, 2024	Aug. 31, 2023
2023 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 5.1
Borrowings		€ 9.2	€ 8.1	€ 5.1
Royalty certificates, effective interest rate		31.90%
2024 Royalty Certificates
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 20.1
Borrowings	19.7	€ 24.2	€ 21.2
Payments for debt issue costs	€ 0.5
Royalty certificates, effective interest rate		30.50%